Segments and Geographic Information	6 Months Ended
Jun. 30, 2026
Geographic Areas, Revenues from External Customers [Abstract]
Segments and Geographic Information
Note 11:	Segments and Geographic Information

A.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 280"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). Reportable segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”). The Company’s CODM is its chief executive officer. The Company’s CODM manages the business and evaluates operating performance based on consolidated net income (loss). The Company’s CODM does not regularly review asset information and, therefore, the Company does not report asset information. The CODM uses consolidated net income to monitor actual operating results to forecasts and prior periods.

B.	The following table summarizes the Company’s segment revenue, significant segment expenses, and segment net income (loss):

	Six months ended June 30
	2026	2025
	$ thousands	$ thousands

Revenues:	178,917	170,914
Cost of revenues	119,114	113,375

Gross profit	59,803	57,539
Less:
Employee-related (1)	34,264	31,484
Other segment items (2)	23,217	24,928
Financial and other expenses, net	4,519	1,906
Taxes on income	1,237	1,468

Net loss	(3,434)	(2,247)

(1) Employee-related includes employee salaries and commissions, payroll taxes, benefits, and outsourced labor costs.

(2) Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, acquisition and integration-related charges, marketing expenses, finance and legal expenses, travel expenses, subcontractors costs, software and subscription costs, overhead expenses and restructuring and related charges.

C.
The following table presents the total revenues for the six months ended June 30, 2026, and 2025, allocated to the geographic areas in which they were generated. Revenues are attributed to geographic areas based on the location of the end-users.

	Six months ended June 30
	2026	2025
	$ thousands	$ thousands

North America (*)	52,224	44,444
EMEA (**)	24,879	26,543
Asia-Pacific	12,683	17,205
India	74,968	67,689
Latin America	14,163	15,033

	178,917	170,914

(*) As of June 30, 2026, and 2025, 91% and 95%, respectively, represent revenues in the United States. (**) Including Europe, Middle East and Africa.

	June 30,	December 31,
	2026	2025
	$ thousands	$ thousands
Long-lived assets, net:

Israel	44,412	44,012
Others	12,655	12,493
Total long-lived assets, net (*)	57,067	56,505

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.